UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10543

Name of Fund: BlackRock Core Bond Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Core Bond Trust,
          40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—156.6%
		Mortgage Pass-Through Securities—66.7%
		Federal Home Loan Mortgage Corp.,
$76		5.00%, 8/01/33	$72,064
5,817	[1]	5.50%, 11/01/18-5/01/36	5,667,411
1,024		5.50%, 11/01/18-5/01/36	997,410
2,612		6.00%, 2/01/13-12/01/18	2,632,067
24		7.00%, 9/01/31	24,642
64	[2]	7.423%, 5/01/32	64,748
		Federal National Mortgage Assoc.,
45		4.50%, 2/01/20	42,863
9,389		5.00%, 11/01/17-6/01/37	9,105,482
7,949	[1]	5.00%, 1/01/18-6/01/37	7,502,731
625		5.50%, 1/01/18-4/01/34	615,782
46,601	[1]	5.50%, 6/01/34-4/01/36	45,123,296
9,911	[1]	6.00%, 2/01/36-11/01/36	9,826,348
142		6.00%, 8/01/29-3/01/36	141,075
321		7.00%, 1/01/31-7/01/32	332,745
6,100		TBA, 5.00%, 8/20/22-8/14/37	5,733,278
144,100		TBA, 5.50%, 8/20/22-8/14/37	139,185,937
9,100		TBA, 6.00%, 8/14/37	9,014,687
230		Government National Mortgage Assoc., 5.50%, 8/15/33	224,717
		Small Business Administration,
796		Ser. P10B, Class 1, 4.754%, 8/01/14	766,399
1,438		Ser. P10B, Class 1, 5.136%, 8/01/13	1,423,483
		Total Mortgage Pass-Through Securities	238,497,165
		Federal Housing Administration Security—0.3%
1,034		FHA Hebre Home Hospital, 6.25%, 9/01/28	1,063,785
		Agency Multiple Class Mortgage Pass-Through Securities—4.2%
		Federal Home Loan Mortgage Corp.,
1,200		Ser. 2562, Class PG, 5.00%, 1/15/18	1,172,802
2,170		Ser. 2775, Class OE, 4.50%, 4/15/19	2,023,565
3,000		Ser. 2806, Class VC, 6.00%, 12/15/19	3,051,174
1,340		Ser. 2825, Class VP, 5.50%, 6/15/15	1,346,553
1,300		Ser. 2883, Class DR, 5.00%, 11/15/19	1,240,711
1,600		Ser. 2968, Class EG, 6.00%, 10/15/34	1,621,421
		Federal National Mortgage Assoc.,
2,825		Ser. 5, Class PK, 5.00%, 12/25/34	2,793,310
1,656	[2]	Ser. 118, Class FD, 5.72%, 12/25/33	1,669,588
		Total Agency Multiple Class Mortgage Pass-Through Securities	14,919,124
		Asset-Backed Securities—6.7%
2,800		Chase Manhattan Auto Owner Trust, Ser. B, Class A4, 4.88%, 6/15/12	2,790,122
2,825		Citibank Credit Card Issuance Trust, Ser. A2, Class A2, 4.85%, 2/10/11	2,814,627
522	[2]	Countrywide Asset-Backed Certificates, Ser. 16, Class 4AV1, 5.42%, 1/25/35	522,160
2,825		DaimlerChrysler Auto Trust, Ser. A, Class A3, 5.00%, 5/08/10	2,820,712
2,850		Ford Credit Auto Owner Trust, Ser. A, Class A4, 5.08%, 12/15/10	2,845,710
2,300		Harley-Davidson Motorcycle Trust, Ser. 2, Class A2, 4.07%, 2/15/12	2,273,223
2,825		MBNA Credit Card Master Note Trust, Ser. A1, Class A, 4.90%, 7/15/11	2,818,832
2,500		Maryland Trust, Ser. 1, Class A, 5.55%, 12/10/65	2,404,250
267	[2,3]	Merrill Lynch Mortgage Investors, Inc., Ser. HE2, Class A2A, 5.43%, 9/25/36	266,996
318	[2]	New Century Home Equity Loan Trust, Ser. C, Class A2A, 5.40%, 1/25/36	317,841
712	[2]	SLM Student Loan Trust, Ser. 5, Class A1, 5.36%, 1/25/18	712,027
667	[2]	Structured Asset Investment Loan Trust, Ser. 1, Class A1, 5.40%, 1/25/36	666,676
2,725		USAA Auto Owner Trust, Ser. 1 Class A4, 5.04%, 12/15/11	2,723,185
		Total Asset-Backed Securities	23,976,361
		Interest Only Asset-Backed Securities—0.3%
		Sterling COOFS Trust,
15,269	[2]	Ser. 1, 2.365%, 4/15/29	677,551
12,217	[2]	Ser. 2, 2.081%, 3/30/30	328,321
		Total Interest Only Asset-Backed Securities	1,005,872
		Interest Only Mortgage-Backed Securities—1.0%
		Federal Home Loan Mortgage Corp.,
2,219		Ser. 2579, Class HI, 5.00%, 8/15/17	254,118
5,971		Ser. 2611, Class QI, 5.50%, 9/15/32	1,088,471
		Federal National Mortgage Assoc.,
25,134	[2]	Ser. 90, Class JH, 1.38%, 11/25/34	1,096,330
4,126		Ser. 378, Class 5, 5.00%, 7/01/36	975,840
		Total Interest Only Mortgage-Backed Securities	3,414,759
		Commercial Mortgage-Backed Securities—6.9%
2,180	[2]	Banc of America Commerical Mortgage, Inc., Ser. 1, Class A4, 4.871%, 11/10/42	2,141,329
771		Commercial Mortgage Acceptance Corp., Ser. C2, Class A2, 6.03%, 9/15/30	770,481
2,720		Credit Suisse First Boston Mortgage Securities Corp., Ser. CP5, Class A2, 4.94%, 12/15/35	2,632,149
2,170	[2]	Credit Suisse Mortgage Capital Certificates, Ser. C2, Class A3, 5.542%, 1/15/49	2,098,290
1,540	[2]	General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C3, Class A2, 7.179%, 8/15/36	1,578,465
2,068		Goldman Sachs Mortgage Securities Corp. II, Ser. C1, Class A3, 6.135%, 10/18/30	2,071,001
1,454	[2]	Heller Financial Commercial Mortgage Asset Co., Ser. PH1, Class A2, 6.847%, 5/15/31	1,472,323
		JPMorgan Chase Commercial Mortgage Securities Corp.,
2,140		Ser. C1, Class A3, 5.857%, 10/12/35	2,157,331
2,180		Ser. CBX, Class A4, 4.529%, 1/12/37	2,103,777
1,661	[2]	JPMorgan Commercial Mortgage Finance Corp., Ser. C10, Class A2, 7.371%, 8/15/32	1,720,069
2,137	[2]	Morgan Stanley Capital Trust I, Ser. HF2, Class A2, 6.48%, 11/15/30	2,144,792
3,500	[2]	Salomon Brothers Mortgage Securities VII, Ser. C1, Class A2, 7.52%, 12/18/09	3,625,014
		Total Commercial Mortgage-Backed Securities	24,515,021
		Corporate Bonds—59.3%
		Aerospace & Defense—1.1%
150	[4]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	148,500
1,195		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,218,900
		DRS Technologies, Inc.,
70		6.875%, 11/01/13	67,200
80		7.625%, 2/01/18	76,800
960		Northrop Grumman Corp., 7.875%, 3/01/26	1,153,707
15		Sequa Corp., 9.00%, 8/01/09	15,600
120	[4]	TransDigm, Inc., 7.75%, 7/15/14	117,600
1,125		United Technologies Corp., 4.875%, 5/01/15	1,069,263
		Total Aerospace & Defense	3,867,570
		Automotive—1.1%
265		Accuride Corp., 8.50%, 2/01/15	251,750
		AutoNation, Inc.,
150		7.00%, 4/15/14	140,250
150	[2]	7.36%, 4/15/13	139,500

BlackRock Core Bond Trust (BHK) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Automotive—(cont'd)
$600		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	$588,000
360		Lear Corp., Ser. B, 8.75%, 12/01/16	333,000
250		Metaldyne Corp., 10.00%, 11/01/13	245,000
2,100		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	2,084,250
		Total Automotive	3,781,750
		Basic Materials—3.5%
995		AK Steel Corp., 7.75%, 6/15/12	985,050
525		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	414,750
250	[4]	American Pacific Corp., 9.00%, 2/01/15	247,500
80	[2]	Bowater, Inc., 8.36%, 3/15/10	75,600
200		CPG Intl. I, Inc., 10.50%, 7/01/13	194,000
30		Chemtura Corp., 6.875%, 6/01/16	27,675
60		Domtar, Inc., 7.125%, 8/15/15 (Canada)	55,950
		Freeport-McMoRan Copper & Gold, Inc.,
1,020		8.375%, 4/01/17	1,071,000
330	[2]	8.564%, 4/01/15	339,900
66		Huntsman LLC, 12.00%, 7/15/12	72,600
		Ineos Group Holdings Plc (United Kingdom)
285		7.875%, 2/07/16 (EUR)	340,695
1,330	[4]	8.50%, 2/15/16	1,216,950
885		Innophos, Inc., 8.875%, 8/15/14	889,425
515	[4]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	489,250
65		Lyondell Chemical Co., 8.00%, 9/15/14	69,550
1,705		NewPage Corp., 10.00%, 5/01/12	1,739,100
		Noranda, Inc. (Canada)
825		6.00%, 10/15/15	826,287
1,250		6.20%, 6/15/35	1,193,248
610	[2]	Nova Chemicals Corp., 8.484%, 11/15/13 (Canada)	594,750
1,430		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	1,313,489
430		Terra Capital, Inc., Ser. B, 7.00%, 2/01/17	406,350
30	[4]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	30,600
		Total Basic Materials	12,593,719
		Building & Development—0.2%
440		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	440,000
190		Nortek, Inc., 8.50%, 9/01/14	163,400
85		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	85,425
		Total Building & Development	688,825
		Commercial Services—0.1%
100		FTI Consulting, Inc., 7.75%, 10/01/16	98,000
200	[4]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	192,000
		Total Commercial Services	290,000
		Consumer Products—2.3%
650	[2]	Ames True Temper, Inc., 9.36%, 1/15/12	643,500
30	[2]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	28,800
775		CVS Caremark Corp., 6.25%, 6/01/27	739,380
300	[4]	Dollar General Corp., 10.625%, 7/15/15	265,500
695		Federated Retail Holdings, Inc., 5.90%, 12/01/16	672,219
		General Nutrition Centers, Inc.,
500	[4]	9.796%, 3/15/14	465,000
400	[4]	10.75%, 3/15/15	378,000
850		Kimberly-Clark Corp., 6.625%, 8/01/37	854,969
320		Lazy Days RV Center, Inc., 11.75%, 5/15/12	310,400
		Michaels Stores, Inc.,
470	[4]	10.00%, 11/01/14	455,900
600	[4]	11.375%, 11/01/16	579,000
1,000		Pantry, Inc. (The), 7.75%, 2/15/14	940,000
200		Quiksilver, Inc., 6.875%, 4/15/15	177,000
250		Reynolds American, Inc., 7.625%, 6/01/16	258,067
710		Rite Aid Corp., 7.50%, 3/01/17	651,425
390	[4]	Sally Holdings LLC, 10.50%, 11/15/16	368,550
555		United Rentals NA, Inc., 7.00%, 2/15/14	564,712
		Total Consumer Products	8,352,422
		Containers & Packaging—0.9%
		Berry Plastics Holding Corp.,
270		8.875%, 9/15/14	259,200
180	[2]	9.235%, 9/15/14	172,800
150		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15
75		Graham Packaging Co., Inc., 8.50%, 10/15/12	70,125
300	[2,4]	Impress Holdings BV, 8.485%, 9/15/13 (Netherlands)	300,000
1,500		Owens Brockway, 8.25%, 5/15/13	1,507,500
545		Pregis Corp., 12.375%, 10/15/13	604,950
		Total Containers & Packaging	3,062,325
		Ecological Services & Equipment—0.2%
590		Waste Services, Inc., 9.50%, 4/15/14	598,850
		Energy—7.5%
425		Amerada Hess Corp., 7.125%, 3/15/33	453,454
2,350		Anadarko Petroleum Corp., 6.45%, 9/15/36	2,269,136
140		Berry Petroleum Co., 8.25%, 11/01/16	135,100
875		Burlington Resources Finance Co., 7.40%, 12/01/31 (Canada)	996,267
250		Canadian Natural Resources Ltd., 6.25%, 3/15/38 (Canada)	238,977
320		Chaparral Energy, Inc., 8.50%, 12/01/15	287,200
		Chesapeake Energy Corp.,
150		6.375%, 6/15/15	140,813
20		6.875%, 11/15/20	18,625
500		Cleveland Electric Illuminating Co., 5.95%, 12/15/36	456,463
		Compagnie Generale de Geophysique-Veritas (France)
55		7.50%, 5/15/15	53,625
90		7.75%, 5/15/17	87,750
235		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)
125		Conoco Funding Co., 7.25%, 10/15/31 (Canada)	140,304
535		ConocoPhillips Funding Co., 5.95%, 10/15/36 (Canada)
250		ConocoPhillips Holding Co., 6.95%, 4/15/29	272,487
725		DTE Energy Co., 6.35%, 6/01/16	734,982
100		Devon Energy Corp., 7.95%, 4/15/32	117,008
115		Edison Mission Energy, 7.50%, 6/15/13	110,975
		El Paso Natural Gas Co.,
265		8.625%, 1/15/22	308,346
225		8.875%, 6/15/32	260,411
124		Elwood Energy LLC, 8.159%, 7/05/26	124,760
1,000		EnCana Corp., 6.50%, 8/15/34 (Canada)	1,011,973
		Encore Acquisition Co.,
40		6.00%, 7/15/15	34,400
60		7.25%, 12/01/17	54,000
1,500		Energy East Corp., 6.75%, 7/15/36	1,553,364
130		Exco Resources, Inc., 7.25%, 1/15/11	129,025
950		Florida Power & Light Co., 4.95%, 6/01/35	817,356
80		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	74,400
175	[4]	Halliburton Co., 7.60%, 8/15/96	194,672
210		KCS Energy, Inc., 7.125%, 4/01/12	205,800
700		Midamerican Energy Co., 5.80%, 10/15/36	660,024

BlackRock Core Bond Trust (BHK) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Energy—(cont'd)
$800		Midamerican Energy Holdings Co., 5.95%, 5/15/37	$748,654
75		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	77,574
155		Mirant Americas Generation LLC, 8.30%, 5/01/11	151,900
		NRG Energy, Inc.,
50		7.25%, 2/01/14	48,250
285		7.375%, 2/01/16	275,025
1,050	[4]	Nakilat, Inc., 6.067%, 12/31/33 (Qatar)	1,003,590
450	[4]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	450,000
1,000		Ohio Edison Co., 6.875%, 7/15/36	1,038,433
425		ONEOK Partners LP, 6.65%, 10/01/36	419,241
130		Orion Power Holdings, Inc., 12.00%, 5/01/10	141,050
1,650		Pemex Project Funding Master Trust, 9.625%, 12/02/08	1,733,325
330	[4]	Sabine Pass LNG LP, 7.50%, 11/30/16	313,500
700		Scottish Power Plc, 5.375%, 3/15/15 (United Kingdom)	688,425
315	[4]	SemGroup LP, 8.75%, 11/15/15	310,275
225		Southern California Edison Co., 5.625%, 2/01/36	209,895
460	[2,4]	Stone Energy Corp., 9.11%, 7/15/10	458,850
295		Suncor Energy, Inc., 6.50%, 6/15/38 (Canada)	300,686
320	[4]	Targa Resources, Inc., 8.50%, 11/01/13	354,773
550		Trans-Canada Pipelines Ltd., 5.85%, 3/15/36 (Canada)	523,190
950		Valero Energy Corp., 6.625%, 6/15/37	945,583
2,000		Virginia Electric & Power Co., Ser. A, 6.00%, 5/15/37	1,912,830
625	[4]	Weatherford Int'l., Inc., 6.80%, 6/15/37	638,682
375		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	351,025
1,125		XTO Energy, Inc., 6.75%, 8/01/37	1,143,873
		Total Energy	26,918,449
		Entertainment & Leisure—0.8%
185		AMC Entertainment, Inc., 11.00%, 2/01/16	191,013
80		Cinemark, Inc., Zero Coupon, 3/15/14	72,000
1,000		Circus & Eldorado Joint Venture, 10.125%, 3/01/12	1,045,000
150		Gaylord Entertainment Co., 6.75%, 11/15/14	139,500
335	[4]	Greektown Holdings LLC, 10.75%, 12/01/13	343,375
930		Harrah's Operating Co., Inc., 5.75%, 10/01/17	660,300
260		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	256,100
215		Travelport LLC, 9.875%, 9/01/14	218,225
40		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	37,100
		Total Entertainment & Leisure	2,962,613
		Financial Institutions—21.6%
		American Real Estate Partners LP/American Real Estate Finance Corp.,
320		7.125%, 2/15/13	300,800
3,165		8.125%, 6/01/11	3,038,400
170	[2,4]	BMS Holdings, Inc., 12.40%, 2/15/12	168,300
		Bank of America NA,
1,550		Ser. BKNT, 6.00%, 10/15/36	1,476,189
1,975		Ser. BKNT, 6.10%, 6/15/17	1,985,680
325		Bank One Corp., 3.70%, 1/15/08	322,395
1,400		BankBoston NA, 6.375%, 3/25/08-4/15/08	1,407,592
4,970	[2]	Barclays Bank Plc NY, 5.37%, 3/13/09	4,974,821
350	[4]	Belvoir Land LLC, Ser. A1, 5.27%, 12/15/47	315,980
1,075		Berkshire Hathaway Finance Corp., 4.75%, 5/15/12	1,055,261
1,100		Chubb Corp., 6.00%, 5/11/37	1,050,081
600		CitiFinancial, 6.25%, 1/01/08	601,614
		Citigroup, Inc.,
3,950	[5]	3.625%, 2/09/09	3,862,666
5,470	[5]	4.125%, 2/22/10	5,334,399
1,020		4.25%, 7/29/09	1,004,544
985		5.875%, 5/29/37	921,393
525		6.875%, 2/15/98	534,679
3,775	[4]	Depfa ACS Bank, 5.125%, 3/16/37 (Ireland)	3,398,534
		Ford Motor Credit Co. LLC,
340		7.80%, 6/01/12	323,715
200	[2]	8.11%, 1/13/12	190,968
525	[4]	Fort Irwin Land LLC, Ser. A-1, 5.03%, 12/15/25	488,938
1,415		Goldman Sachs Group, Inc. (The), 5.35%, 1/15/16	1,339,569
		HBOS Treasury Services Plc (United Kingdom)
855	[4]	3.60%, 8/15/07	855,923
825	[4]	3.75%, 9/30/08	809,975
775		HSBC Bank NA, 5.875%, 11/01/34	727,496
300		HSBC Holdings Plc, 6.50%, 5/02/36 (United Kingdom)	299,186
240		iPayment, Inc., 9.75%, 5/15/14	229,200
799	[4]	iPayment Investors LP, 11.625%, 7/15/14	798,815
1,500	[4]	Irwin Land LLC, 5.40%, 12/15/47	1,393,290
255		K&F Acquisition, Inc., 7.75%, 11/15/14	274,125
1,525		MetLife, Inc., 5.70%, 6/15/35	1,400,523
1,150	[4]	Metropolitan Global Funding I, 4.25%, 7/30/09	1,130,411
		Momentive Performance Materials, Inc.,
40	[4]	9.75%, 12/01/14	38,400
770	[4]	10.125%, 12/01/14	744,975
		Morgan Stanley,
3,300	[2]	5.61%, 1/09/12	3,242,154
525		6.25%, 8/09/26	501,371
1,375		Ser. MTN, 5.55%, 4/27/17	1,294,303
850	[4]	New York Life Global Funding, 3.875%, 1/15/09	832,079
350		Ohana Military Communities LLC, Ser. 04I, 6.193%, 4/01/49	360,381
		Prudential Financial, Inc.,
500		5.90%, 3/17/36	469,821
675		Ser. MTN, 5.70%, 12/14/36	611,898
1,000	[4]	Prudential Funding LLC, 6.60%, 5/15/08	1,006,986
5,550	[2,4]	Rabobank Nederland Global, 5.36%, 4/06/09 (Netherlands)	5,553,103
		Rainbow National Services LLC,
200	[4]	8.75%, 9/01/12	205,000
1,455	[4]	10.375%, 9/01/14	1,585,950
550	[2]	SLM Corp., 5.66%, 1/27/14	468,789
335		Standard Aero Holdings, Inc., 8.25%, 9/01/14	351,750
2,352	[6]	Structured Asset Receivable Trust, 1.649%, 1/21/10	2,350,711
		SunTrust Bank,
1,635		3.625%, 10/15/07	1,629,101
995		4.00%, 10/15/08	981,656
1,265		4.415%, 6/15/09	1,240,736
235	[4]	TIAA Global Markets, Inc., 3.875%, 1/22/08	233,157
975		Travelers Cos., Inc., Ser. MTN, 6.25%, 6/15/37	939,169
2,790		US Bank NA, 6.50%, 2/01/08	2,797,363
495	[4]	USAA Capital Corp., 4.00%, 12/10/07	492,426
375		U.S. Bancorp, Ser. N, 3.95%, 8/23/07	374,692
50	[2]	Universal City Florida Holding Co. I/II, 10.106%, 5/01/10	50,250
		Wells Fargo & Co.,
1,031		3.12%, 8/15/08	1,002,839
355		4.20%, 1/15/10	347,211
1,665		4.625%, 8/09/10	1,630,611
435		4.875%, 1/12/11	428,990
1,150		Wells Fargo Bank NA, 5.95%, 8/26/36	1,114,220

BlackRock Core Bond Trust (BHK) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Financial Institutions—(cont'd)
$605	[4]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	$508,200
1,775	[4]	Xstrata Finance Ltd., 5.80%, 11/15/16 (Canada)	1,740,686
		Total Financial Institutions	77,144,440
		Health Care—2.0%
340		Bristol-Myers Squibb Co., 5.875%, 11/15/36	316,056
2,275		Eli Lilly & Co., 5.55%, 3/15/37	2,096,670
875		Tenet Healthcare Corp., 6.50%, 6/01/12	730,625
995		Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	916,837
870		UnitedHealth Group, Inc., 5.80%, 3/15/36	803,948
		WellPoint, Inc.,
955		5.85%, 1/15/36	865,805
85		5.95%, 12/15/34	79,563
		Wyeth,
675		6.00%, 2/15/36	636,420
925		5.95%, 4/01/37	878,115
		Total Health Care	7,324,039
		Industrials—1.2%
1,575		3M Co., Ser. MTN, 5.70%, 3/15/37	1,520,385
360	[4]	AGY Holding Corp., 11.00%, 11/15/14	370,800
140		Hexcel Corp., 6.75%, 2/01/15	133,000
120		Park-Ohio Industries, Inc., 8.375%, 11/15/14	111,600
		RBS Global, Inc./Rexnord Corp.,
480		9.50%, 8/01/14	463,200
505		11.75%, 8/01/16	505,000
950	[4]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	931,000
154		Trimas Corp., 9.875%, 6/15/12	153,230
		Total Industrials	4,188,215
		Media—6.2%
		AOL Time Warner, Inc.,
90		6.625%, 5/15/29	87,160
3,040		7.57%, 2/01/24	3,236,889
205	[5]	7.625%, 4/15/31	218,796
85		7.70%, 5/01/32	91,558
		Affinion Group, Inc.,
515		10.125%, 10/15/13	517,575
180		11.50%, 10/15/15	180,900
100		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	91,000
430		CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/01/15	430,000
645		CMP Susquehanna Corp., 9.875%, 5/15/14	599,850
180	[2]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	180,900
110		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	105,600
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
1,210		10.25%, 9/15/10	1,231,175
130		Ser. B, 10.25%, 9/15/10	131,950
		Comcast Corp.,
790		6.45%, 3/15/37	751,408
2,375		6.50%, 1/15/17-11/15/35	2,367,867
75		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	78,750
125		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	126,875
		EchoStar DBS Corp.,
175		5.75%, 10/01/08	173,688
290		7.00%, 10/01/13	278,400
75		7.125%, 2/01/16	70,875
600	[2,4]	ION Media Networks, Inc., 8.61%, 1/15/12	594,000
620		Idearc, Inc., 8.00%, 11/15/16	587,450
485		Network Communications, Inc., 10.75%, 12/01/13	485,000
		News America Holdings, Inc.,
985		7.625%, 11/30/28	1,057,013
825		7.70%, 10/30/25	906,621
625		8.45%, 8/01/34	748,168
560		Nexstar Finance, Inc., 7.00%, 1/15/14	543,200
		Nielsen Finance LLC/Nielsen Finance Co.,
300	[4]	Zero Coupon, 8/01/16	196,500
965	[4]	10.00%, 8/01/14	974,650
400		Primedia, Inc., 8.00%, 5/15/13	420,500
865		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	841,212
70		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	66,850
		TCI Communications, Inc.,
620		7.875%, 8/01/13-2/15/26	678,503
200		7.125%, 2/15/28	202,041
1,000	[4]	TL Acquisitions, Inc., 10.50%, 1/15/15	920,000
70		Time Warner Cos., Inc., 6.95%, 1/15/28	70,331
350	[4]	Univision Communications, Inc., 9.75%, 3/15/15	318,500
645		Vertis, Inc., 9.75%, 4/01/09	643,388
1,230		Young Broadcasting, Inc., 10.00%, 3/01/11	1,119,300
		Total Media	22,324,443
		Real Estate—1.0%
		AvalonBay Communities, Inc.,
350		6.625%, 9/15/11	364,495
775		8.25%, 7/15/08	792,878
		Rouse Co.,
895		3.625%, 3/15/09	858,484
1,650		5.375%, 11/26/13	1,517,701
		Total Real Estate	3,533,558
		Technology—1.4%
		Amkor Technology, Inc.,
80		7.75%, 5/15/13	73,000
145		9.25%, 6/01/16	139,200
250		Celestica, Inc., 7.625%, 7/01/13 (Canada)	225,000
		Freescale Semiconductor, Inc.,
1,175	[4]	9.125%, 12/15/14	1,036,937
140	[2,4]	9.235%, 12/15/14	128,450
740		NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)
		Sanmina-SCI Corp.,
65		6.75%, 3/01/13	57,200
565	[1]	8.125%, 3/01/16	500,025
450		Sensata Technologies, 8.00%, 5/01/14 (Netherlands)	414,000
		SunGard Data Systems, Inc.,
105		9.125%, 8/15/13	105,525
610		10.25%, 8/15/15	610,000
945		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12
		Total Technology	4,866,837
		Telecommunications—7.7%
1,700		BellSouth Telecommunications, Zero Coupon, 12/15/95
210		Cincinnati Bell, Inc., 7.25%, 7/15/13	206,850
415		Cricket Communications, Inc., 9.375%, 11/01/14	409,294
3,000		Deutsche Telekom Intl. Finance BV, 5.75%, 3/23/16 (Netherlands)
		Digicel Group Ltd. (Bermuda)
240	[4]	8.875%, 1/15/15	220,800
560	[4]	9.125%, 1/15/15	515,606
190	[2]	Hawaiian Telcom Communications, Inc., Ser. B, 10.86%, 5/01/13
475		Intelsat Corp., 9.00%, 6/15/16	476,187

BlackRock Core Bond Trust (BHK) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Telecommunications—(cont'd)
		Intelsat Ltd. (Bermuda)
$95	[2]	8.886%, 1/15/15	$95,475
500		9.25%, 6/15/16	510,000
200		11.25%, 6/15/16	209,000
870	[2]	11.409%, 6/15/13	904,800
295		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	295,737
770	[4]	Nordic Telephone Co. Holdings A.p.S., 8.875%, 5/01/16 (Denmark)	762,300
		Nortel Networks Ltd. (Canada)
530	[2,4]	9.61%, 7/15/11	536,625
185	[4]	10.125%, 7/15/13	191,475
155		PanAmSat Corp., 9.00%, 8/15/14	155,969
		Qwest Corp.,
200		7.875%, 9/01/11	203,000
470	[2]	8.61%, 6/15/13	486,450
780		SBC Communications, Inc., 6.45%, 6/15/34	772,457
1,715		Sprint Capital Corp., 6.875%, 11/15/28	1,605,775
		Telecom Italia Capital S.A. (Luxembourg)
1,075		4.95%, 9/30/14	993,835
1,550		6.00%, 9/30/34	1,366,652
1,975		Telefonica Emisones SAU, 7.045%, 6/20/36 (Spain)	2,011,437
725		Telefonica Europe BV, 7.75%, 9/15/10 (Netherlands)	766,911
70		Verizon Global Funding Corp., 7.75%, 12/01/30	77,311
125		Verizon Maryland, Inc., 5.125%, 6/15/33	101,262
		Verizon New Jersey, Inc.,
230		7.85%, 11/15/29	255,320
335		Ser. A, 5.875%, 1/17/12	337,241
3,150		Verizon Virginia, Inc., 4.625%, 3/15/13	2,995,971
		Vodafone Group Plc (United Kingdom)
1,465	[2]	5.45%, 12/28/07	1,465,541
2,504		7.75%, 2/15/10	2,629,681
1,100		West Corp., 11.00%, 10/15/16	1,094,500
350	[4]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	360,500
		Windstream Corp.,
500		8.125%, 8/01/13	505,625
280		8.625%, 8/01/16	283,500
		Total Telecommunications	27,713,676
		Transportation—0.5%
115		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	113,850
110		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	110,000
405		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	376,650
350		Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	342,151
47		Horizon Lines LLC, 9.00%, 11/01/12	49,937
500	[4]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	507,500
610	[4]	St. Acquisition Corp., 12.50%, 5/15/17	433,100
		Total Transportation	1,933,188
		Total Corporate Bonds	212,144,919
		U.S. Government and Agency Securities—4.1%
1,670		Aid to Israel, 5.50%, 4/26/24-9/18/33	1,695,861
1,050		Resolution Funding Corp., 7/15/18-10/15/18	599,510
1,655		Tennessee Valley Authority, Ser. C, 5.88%, 4/01/36	1,748,518
925		U.S. Treasury Bonds, 4.75%, 2/15/37	900,430
7,423		U.S. Treasury Inflation Protected Bond, 2.375%, 1/15/27	7,348,683
2,280		U.S. Treasury Notes, 4.50%, 5/15/17	2,231,372
		Total U.S. Government and Agency Securities	14,524,374
		Foreign Government Bonds—0.9%
1,100		France, 3.75%, 4/25/17 (EUR)	1,424,149
2,000		United Mexican States, 5.625%, 1/15/17	1,953,000
		Total Foreign Government Bonds	3,377,149
		Non-Agency Multiple Class Mortgage Pass-Through Securities—2.7%
		First Union National Bank Commercial Mortgage,
3,103		Ser. C3, Class A3, 6.423%, 8/15/33	3,179,639
2,265		Ser. C4, Class A2, 6.223%, 12/12/33	2,312,536
2,350		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C4, Class A2, 4.93%, 7/10/39	2,278,260
2,364		Structured Asset Securities Corp., Ser. AL1, Class A2, 3.45%, 2/25/32	2,075,942
		Total Non-Agency Multiple Class Mortgage
		Pass-Through Securities	9,846,377
		Trust Preferred Stocks—2.8%
1,950	[2]	Allstate Corp., 6.50%, 5/15/57	1,799,709
545		BAC Capital Trust XI, 6.625%, 5/23/36	542,776
1,550	[2,4,7]	Barclays Bank Plc, 5.926% (United Kingdom)	1,480,492
915	[2,4,7]	Credit Agricole S.A., 6.637% (France)	907,351
1,550	[2,7]	Credit Suisse Ltd., 5.86% (Guernsey)	1,460,368
790		Peco Energy Capital Trust IV, 5.75%, 6/15/33	658,278
605	[2]	Progressive Corp., 6.70%, 6/15/37	579,959
1,400	[2,4,7]	Societe Generale, 5.922% (France)	1,345,074
45		Superior Essex Holding Corp., Ser. A, 9.50%	36,000
675	[2]	Travelers Cos., Inc., 6.25%, 3/15/67	634,364
675	[2,4]	ZFS Finance Trust I, 6.50%, 5/09/37	632,112
		Total Trust Preferred Stocks	10,076,483
		Taxable Municipal Bond—0.3%
1,000		Illinois State Pension, 5.10%, 6/01/33	919,120
Shares
		Common Stocks—0.0%
1,895	[8]	Critical Care Systems Intl., Inc.	11,844
		Preferred Stocks—0.4%
60,000		Deutsche Bank Contingent Capital Trust II, 6.55%	1,464,000
		Total Long-Term Investments
		(cost $569,827,276)	559,756,353
Principal
Amount
(000)
		SHORT-TERM INVESTMENTS—4.0%
		U.S. Government and Agency Discount Notes—3.7%
13,400	[9]	Federal Home Loan Bank Disc. Notes, 5.091%, 8/01/07	13,400,000
		U.S. Government and Agency Security—0.3%
1,174	[1,9]	U.S. Treasury Bonds, 5.10%, 8/06/07	1,173,625
		Total Short-Term Investments
		(cost $14,573,625)	14,573,625
Notional
Amount
(000)
		OUTSTANDING OPTIONS PURCHASED—0.8%
		Interest Rate Swaps,
6,600		Trust pays 3-month LIBOR, Trust receives 5.39%, expires 3/19/12	217,074
4,900		Trust pays 3-month LIBOR, Trust receives 5.52%, expires 9/21/36	253,379

BlackRock Core Bond Trust (BHK) (continued)
(Percentages shown are based on Net Assets)

Notional
Amount
(000)	Description	Value
	OUTSTANDING OPTIONS PURCHASED—(cont'd)
7,675	Trust pays 3-month LIBOR, Trust receives 6.025%, expires 12/12/12	$378,531
7,675	Trust pays 3-month LIBOR, Trust receives 6.025%, expires 6/08/12	322,350
6,600	Trust pays 5.39%, Trust receives 3-month LIBOR, expires 3/19/12	410,850
11,200	Trust pays 5.47%, Trust receives 3-month LIBOR, expires 5/08/12	389,760
11,200	Trust pays 5.47%, Trust receives 3-month LIBOR, expires 5/08/12	668,192
4,900	Trust pays 5.52%, Trust receives 3-month LIBOR, expires 9/21/36	387,967
8,100	Trust pays 5.90%, Trust receives 3-month LIBOR, expires 8/31/07	5,913
	Total Outstanding Options Purchased
	(cost $2,679,035)	3,034,016
	Total Investments before TBA sale
	commitments and outstanding options
	written (cost $587,079,93610)	577,363,994
Principal
Amount
(000)
	TBA SALE COMMITMENT—(11.7)%
$(43,500)	Federal National Mortgage Assoc., 5.50%, 8/14/37 (proceeds $41,740,053)	(42,004,687)
Notional
Amount
(000)
	OUTSTANDING OPTIONS WRITTEN—(0.5)%
	Interest Rate Swaps,
(5,300)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(215,763)
(6,600)	Trust pays 3-month LIBOR, Trust receives 5.148%, expires 3/19/08	(266,244)
(4,500)	Trust pays 3-month LIBOR, Trust receives 5.485%, expires 10/28/19	(201,420)
(11,500)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(458,310)
(6,600)	Trust pays 5.115%, Trust receives 3-month LIBOR, expires 3/19/08	(57,288)
(5,300)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(52,024)
(4,500)	Trust pays 5.485%, Trust receives 3-month LIBOR, expires 10/28/19	(130,725)
(11,500)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(402,661)
	Total Outstanding Options Written (premium received $2,261,545)	(1,784,435)
Total Investments net of TBA sale commitments and outstanding options written—149.2%		$533,574,872
Liabilities in excess of other assets (including $43,466,809 receivable from investments sold, $6,500,834 interest receivable,
$158,312,273 investments purchased payable and $66,479,688 reverse repurchase agreement payable)—(49.2)%		(175,856,958)
Net Assets—100%		$357,717,914

[1]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.

[2]	Variable rate security. Rate shown is interest rate as of July 31, 2007.

[3]	Represents an investment in affiliate.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2007, the Trust held 12.6% of its net assets, with a current market value of $44,986,967, in securities restricted as to resale.

[5]

Security, or a portion thereof, pledged as collateral with a value of $4,691,372 on 34 long Euro Schatz futures contracts expiring September 2007, 1,530 long U.S. Treasury Bond futures contracts expiring September 2007, 592 short Eurodollar futures contracts expiring September to December 2007 and 1,240 short U.S. Treasury Note futures contracts expiring September 2007. The notional value of such contracts on July 31, 2007 was $110,937,117, with an unrealized gain of $53,518.

[6]	Illiquid security. As of July 31, 2007, the Trust held 0.7% of its net assets, with a current market value of $2,350,711, in these securities.

[7]	The security is a perpetual bond and has no stated maturity date.

[8]	Non-income producing security.

[9]	Rate shown is the yield to maturity as of the date of purchase.

[10]

Cost for federal income tax purposes is $587,543,786. The net unrealized depreciation on a tax basis is $10,179,792, consisting of $3,537,882 gross unrealized appreciation and $13,717,674 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS

COOFS —	Certificates and Confirmations of Originator Fees
EUR —	Euro
LIBOR —	London Interbank Offered Rate
TBA —	To Be Announced

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Core Bond Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock Core Bond Trust

Date: September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Core Bond Trust

Date: September 20, 2007